CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME AND CHANGES IN EQUITY (USD $) In Millions, unless otherwise specified	Total	San Diego Gas and Electric Company and Subsidiary [Member]	Southern California Gas Company [Member]	Preferred Stock Southern California Gas Company [Member]	Common Stock	Common Stock San Diego Gas and Electric Company and Subsidiary [Member]	Common Stock Southern California Gas Company [Member]	Retained Earnings	Retained Earnings San Diego Gas and Electric Company and Subsidiary [Member]	Retained Earnings Southern California Gas Company [Member]	Deferred Compensation E S O P [Member]	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) San Diego Gas and Electric Company and Subsidiary [Member]	Accumulated Other Comprehensive Income (Loss) Southern California Gas Company [Member]	Total Shareholders' Equity	Total Shareholders' Equity San Diego Gas and Electric Company and Subsidiary [Member]	Noncontrolling Interests [Member]	Noncontrolling Interests [Member] San Diego Gas and Electric Company and Subsidiary [Member]
Equity, beginning of period at Dec. 31, 2009	$ 9,244	$ 2,885	$ 1,766	$ 22	$ 2,418	$ 1,138	$ 866	$ 6,964	$ 1,611	$ 903	$ (13)	$ (369)	$ (10)	$ (25)	$ 9,000	$ 2,739	$ 244	$ 146
Comprehensive income, net of income tax
Net income	703	358	287					719	374	287					719	374	(16)	(16)
Other Comprehensive Income (Loss), Net of Tax	46	7	3									39		3	39		7	7
Comprehensive income (loss)	749	365	290									39		3	758	374	(9)	(9)
Share-based compensation expense	38				38										38
Common stock dividends declared	(381)		(100)					(381)		(100)					(381)
Preferred stock dividends declared		(5)	(1)						(5)	(1)						(5)
Preferred dividends of subsidiaries	(10)							(10)							(10)
Issuance of common stock	64				64										64
Tax benefit related to share-based compensation	5				5										5
Repurchases of common stock	(502)				(502)										(502)
Common stock released from ESOP	18				13						5				18
Distributions to noncontrolling interests	(24)	(24)															(24)	(24)
Equity, end of period at Dec. 31, 2010	9,201	3,221	1,955	22	2,036	1,138	866	7,292	1,980	1,089	(8)	(330)	(10)	(22)	8,990	3,108	211	113
Comprehensive income, net of income tax
Net income	1,381	455	288					1,339	436	288					1,339	436	42	19
Other Comprehensive Income (Loss), Net of Tax	(189)	(36)	1									(159)		1	(159)		(30)	(36)
Comprehensive income (loss)	1,192	419	289									(159)		1	1,180	436	12	(17)
Share-based compensation expense	48				48										48
Common stock dividends declared	(461)		(50)					(461)		(50)					(461)
Preferred stock dividends declared		(5)	(1)						(5)	(1)						(5)
Preferred dividends of subsidiaries	(8)							(8)							(8)
Capital contribution		200				200										200
Issuance of common stock	28				28										28
Repurchases of common stock	(18)				(18)										(18)
Common stock released from ESOP	20				14						6				20
Acquisition of South American entities	279																279
Equity contributed by noncontrolling interests	36	6															36	6
Distributions to noncontrolling interests	(16)																(16)
Purchase of noncontrolling interest in subsidiary	(43)				(4)										(4)		(39)
Redemption of preferred stock of subidiary	(80)																(80)
Equity, end of period at Dec. 31, 2011	10,178	3,841	2,193	22	2,104	1,338	866	8,162	2,411	1,326	(2)	(489)	(10)	(21)	9,775	3,739	403	102
Comprehensive income, net of income tax
Net income	920	515	290					865	489	290					865	489	55	26
Other Comprehensive Income (Loss), Net of Tax	117	(12)	3									113	(1)	3	113	(1)	4	(11)
Comprehensive income (loss)	1,037	503	293									113	(1)	3	978	488	59	15
Share-based compensation expense	44				44										44
Common stock dividends declared	(580)		(250)					(580)		(250)					(580)
Preferred stock dividends declared		(5)	(1)						(5)	(1)						(5)
Preferred dividends of subsidiaries	(6)							(6)							(6)
Issuance of common stock	78				78										78
Repurchases of common stock	(16)				(16)										(16)
Common stock released from ESOP	9				7						2				9
Equity contributed by noncontrolling interests	8																8
Distributions to noncontrolling interests	(62)	(41)															(62)	(41)
Purchase of noncontrolling interest in subsidiary	(7)																(7)
Equity, end of period at Dec. 31, 2012	$ 10,683	$ 4,298	$ 2,235	$ 22	$ 2,217	$ 1,338	$ 866	$ 8,441	$ 2,895	$ 1,365		$ (376)	$ (11)	$ (18)	$ 10,282	$ 4,222	$ 401	$ 76